Loans, Allowance for Loan Losses and Impaired Loans - Schedule of Financing Receivables (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Mortgage Loans on Real Estate [Line Items]
Gross loans	$ 534,877	$ 574,248		$ 448,080
Net deferred loan costs (fees)	(69)	191		2,430
Allowance for loan losses	(5,835)	(6,068)	$ (6,303)	(6,496)	$ (6,506)
Loans receivable, net	528,973	568,371		444,014	463,860
Residential Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,707)	(2,039)	(1,923)	(2,364)	(2,759)
Residential Real Estate | One to four family
Mortgage Loans on Real Estate [Line Items]
Gross loans	166,158	187,738		181,205
Commercial/Agriculture Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(2,188)	(1,883)	(1,835)	(1,617)	0
Commercial/Agriculture Real Estate | Commercial real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	102,753	88,940		39,882
Commercial/Agriculture Real Estate | Agricultural real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	28,142	28,198		2,415
Commercial/Agriculture Real Estate | Multi-family real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	17,538	19,135		14,869
Commercial/Agriculture Real Estate | Construction and land development
Mortgage Loans on Real Estate [Line Items]
Gross loans	15,414	16,580		6,099
Consumer Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,153)	(1,466)	$ (2,263)	(2,263)	(3,747)
Consumer Non-real Estate | Originated indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	103,021	119,073		130,993
Consumer Non-real Estate | Purchased indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	38,201	49,221		39,705
Consumer Non-real Estate | Other Consumer
Mortgage Loans on Real Estate [Line Items]
Gross loans	16,536	19,715		22,902
Commercial/Agricultural Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(654)	(652)		(1,271)	$ 0
Commercial/Agricultural Non-real Estate | Commercial non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	32,166	31,001		6,292
Commercial/Agricultural Non-real Estate | Agricultural non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	14,948	14,647		3,718
Originated Loans
Mortgage Loans on Real Estate [Line Items]
Gross loans	445,110	470,242		448,080
Allowance for loan losses	(5,835)	(6,068)
Originated Loans | Residential Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,707)	(2,039)
Originated Loans | Residential Real Estate | One to four family
Mortgage Loans on Real Estate [Line Items]
Gross loans	143,859	160,961		181,205
Originated Loans | Commercial/Agriculture Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(2,188)	(1,883)
Originated Loans | Commercial/Agriculture Real Estate | Commercial real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	75,510	58,768		39,882
Originated Loans | Commercial/Agriculture Real Estate | Agricultural real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	6,817	3,418		2,415
Originated Loans | Commercial/Agriculture Real Estate | Multi-family real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	17,538	18,935		14,869
Originated Loans | Commercial/Agriculture Real Estate | Construction and land development
Mortgage Loans on Real Estate [Line Items]
Gross loans	13,166	12,977		6,099
Originated Loans | Consumer Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,153)	(1,466)
Originated Loans | Consumer Non-real Estate | Originated indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	103,021	119,073		130,993
Originated Loans | Consumer Non-real Estate | Purchased indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	38,201	49,221		39,705
Originated Loans | Consumer Non-real Estate | Other Consumer
Mortgage Loans on Real Estate [Line Items]
Gross loans	16,035	18,926		22,902
Originated Loans | Commercial/Agricultural Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(654)	(652)
Originated Loans | Commercial/Agricultural Non-real Estate | Commercial non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	20,236	17,969		6,292
Originated Loans | Commercial/Agricultural Non-real Estate | Agricultural non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	10,727	9,994		3,718
Acquired Loans
Mortgage Loans on Real Estate [Line Items]
Gross loans	89,767	104,006		0
Allowance for loan losses	0	0
Acquired Loans | Residential Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Acquired Loans | Residential Real Estate | One to four family
Mortgage Loans on Real Estate [Line Items]
Gross loans	22,299	26,777		0
Acquired Loans | Commercial/Agriculture Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Acquired Loans | Commercial/Agriculture Real Estate | Commercial real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	27,243	30,172		0
Acquired Loans | Commercial/Agriculture Real Estate | Agricultural real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	21,325	24,780		0
Acquired Loans | Commercial/Agriculture Real Estate | Multi-family real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	200		0
Acquired Loans | Commercial/Agriculture Real Estate | Construction and land development
Mortgage Loans on Real Estate [Line Items]
Gross loans	2,248	3,603		0
Acquired Loans | Consumer Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Acquired Loans | Consumer Non-real Estate | Other Consumer
Mortgage Loans on Real Estate [Line Items]
Gross loans	501	789		0
Acquired Loans | Commercial/Agricultural Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Acquired Loans | Commercial/Agricultural Non-real Estate | Commercial non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	11,930	13,032		0
Acquired Loans | Commercial/Agricultural Non-real Estate | Agricultural non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	$ 4,221	$ 4,653		$ 0